CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net income	$ 102,236	$ 86,282	$ 52,100
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,225	5,129	5,757
Amortization of intangible assets	60,177	59,099	55,905
Stock-based compensation expense	13,667	11,017	6,313
Other non-cash operating activities	53	308	207
Deferred tax expense	3,244	1,514	14,523
Changes in operating assets and liabilities	7,793	12,789	(3,575)
Cash provided by operating activities	192,395	176,138	131,230
INVESTING ACTIVITIES
Additions to property and equipment	(6,071)	(4,829)	(3,759)
Acquisition of subsidiaries, net of cash acquired	(115,561)	(90,278)	(48,403)
Cash used in investing activities	(121,632)	(95,107)	(52,162)
FINANCING ACTIVITIES
Proceeds from borrowings on the credit facility			10,196
Credit facility and other debt repayments		(1,068)	(10,793)
Payment of debt issuance costs	(1,118)	(72)	(40)
Issuance of common shares for cash, net of issuance costs	1,730	2,656	6,194
Payment of contingent consideration	(5,215)
Cash (used in) provided by financing activities	(4,603)	1,516	5,557
Effect of foreign exchange rate changes on cash	(3,212)	(2,771)	4,633
Increase in cash	62,948	79,776	89,258
Cash, beginning of year	213,437	133,661	44,403
Cash, end of year	276,385	213,437	133,661
Supplemental disclosure of cash flow information:
Cash paid during the year for interest			89
Cash paid during the year for income taxes	$ 23,791	$ 12,575	$ 8,214